Income Tax Rate Reconciliation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 602,000	$ 44,000	$ 807,000	$ 90,000	$ 1,076,000	$ (1,235,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%	34.00%	(34.00%)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(586,000)	(44,000)	(931,000)	(92,000)	(1,119,000)	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(33.10%)	(34.00%)	(39.10%)	(34.80%)	(35.30%)	0.00%
Income Tax Reconciliation, Nondeductible Expense	9,000	1,000	150,000	5,000	48,000	5,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense	0.50%	0.80%	6.30%	1.90%	1.50%	0.10%
Income Tax Reconciliation, Qualifying Transaction					0	75,000
Effective Income Tax Rate Reconciliation, Qualifying Transaction					0.000	0.021
Income Tax Reconciliation, Other Adjustments	47,000	(1,000)	46,000	(3,000)	(5,000)	(8,000)
Effective Income Tax Rate Reconciliation, Deductions, Other	2.70%	(0.80%)	1.90%	(1.10%)	(0.20%)	(0.20%)
Income Tax Expense (Benefit)	$ 72,000	$ 0	$ 72,000	$ 0	$ 0	$ (1,163,000)
Effective Income Tax Rate, Continuing Operations	4.10%	0.00%	3.10%	0.00%	0.00%	(32.00%)